SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 19.1%
	EQUITY - 8.4%
198,900	iShares MSCI USA Min Vol Factor ETF	$ 16,091,010
74,650	iShares U.S. Real Estate ETF	8,669,851
100,600	SPDR S&P 500 ETF Trust	47,780,976
		72,541,837
	FIXED INCOME - 4.8%
285,050	iShares 20+ Year Treasury Bond ETF	42,241,560

	SPECIALTY - 5.9%
2,015,000	Invesco DB US Dollar Index Bullish Fund(a)	51,644,450

	TOTAL EXCHANGE-TRADED FUNDS (Cost $166,110,197)	166,427,847

	OPEN END FUNDS — 70.9%
	ALTERNATIVE - 7.7%
248,271	BlackRock Systematic Multi-Strategy Fund, Institutional Class	2,594,369
423,464	GuideStone Strategic Alternatives Fund, Institutional Class	4,357,442
1,272,449	JPMorgan Hedged Equity Fund, Class I	34,343,411
2,391,277	LoCorr Long/Short Commodities Strategy Fund	25,634,492
		66,929,714
	EQUITY - 10.0%
6,288,383	Fidelity Real Estate Income Fund	86,779,687
1,513	Invesco SteelPath MLP Income Fund, Class Y	6,460
30,779	Invesco SteelPath MLP Select 40 Fund, Class Y	182,210
1	JPMorgan Emerging Markets Equity Fund	39
1	Virtus KAR Small-Cap Core Fund, Class I	64
1	Virtus KAR Small-Cap Growth Fund, Class I	62
		86,968,522
	FIXED INCOME – 52.2%
6,593	BlackRock High Yield Bond Portfolio, Institutional Class	51,688
830,878	Cohen & Steers Low Duration Preferred and Income	8,258,932
4,235,809	Cohen & Steers Preferred Securities and Income, Class I	59,767,260
840,285	Deer Park Total Return Credit Fund, Class I	8,999,454
439,155	Doubleline Income Fund, Class I	4,000,705
2,197,876	DoubleLine Low Duration Bond Fund	21,715,010
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	14
342,381	Guggenheim Floating Rate Strategies Fund, Institutional Class	8,583,494
588,269	Holbrook Income Fund, Class I	6,200,355
5,506	Invesco High Yield Municipal Fund	57,321
1,476,412	Invesco Income Fund	11,648,890
1,823,084	Invesco International Bond Fund, Class Y	9,315,957
2,796,690	Invesco Rochester Municipal Opportunities Fund, Class Y	22,793,020
3,783,312	Invesco Senior Floating Rate Fund, Class Y	26,748,016
577,881	JPMorgan High Yield Fund, Class I	4,189,638
2,444	Metropolitan West High Yield Bond Fund, Class I	26,026
1,819,944	Nuveen High Yield Municipal Bond Fund, Class I	33,632,564
3,088,474	Nuveen Preferred Securities Fund, Class I	54,449,802
2	PIMCO Emerging Markets Bond Fund, Institutional Class	19
9,690	PIMCO High Yield Fund, Institutional Class	87,497

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 70.9% (continued)
	FIXED INCOME – 52.2% (continued)
5,149,916	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	$ 55,310,098
1	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6
3	PIMCO Long-Term Credit Bond Fund	41
1,424,748	PIMCO Preferred and Capital Security Fund, Institutional Class	15,629,482
3,559,218	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	36,766,717
2,154,337	Putnam Ultra Short Duration Income Fund, Class Y	21,694,174
969,620	Victory Floating Rate Fund, Class Y	9,046,555
3,701,897	Voya Securitized Credit Fund	36,056,479
1	Western Asset Core Plus Bond Fund	10
		455,029,224
	MIXED ALLOCATION - 1.0%
987,040	Fidelity Strategic Real Return Fund, Class Z	9,189,338

	TOTAL OPEN END FUNDS (Cost $595,781,418)	618,116,798

	SHORT-TERM INVESTMENT — 10.1%
	MONEY MARKET FUND - 10.1%
88,237,255	First American Government Obligations Fund, Class X, 0.03% (Cost $88,237,255)(b)	88,237,255

	TOTAL INVESTMENTS - 100.1% (Cost $850,128,870)	$ 872,781,900
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(957,918)
	NET ASSETS - 100.0%	$ 871,823,982

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 8.1%
	FIXED INCOME - 8.1%
1,043,075	iShares 20+ Year Treasury Bond ETF	$ 154,573,284
	TOTAL EXCHANGE-TRADED FUNDS (Cost $157,919,252)

	OPEN END FUNDS — 86.9%
	ALTERNATIVE - 6.7%
8,890,131	BlackRock Systematic Multi-Strategy Fund, Institutional Class	92,901,864
3,721,523	DoubleLine Flexible Income Fund, Class I	35,652,192
		128,554,056
	EQUITY - 0.0%(a)
1,881	Catalyst MLP & Infrastructure Fund	31,019
43,838	Invesco SteelPath MLP Income Fund, Class Y	187,190
20,091	Invesco SteelPath MLP Select 40 Fund, Class Y	118,941
		337,150
	FIXED INCOME – 80.2%
6,644,592	Angel Oak Multi-Strategy Income Fund, Institutional Class	68,306,409
28,613	BlackRock High Yield Bond Portfolio, Institutional Class	224,325
3,177,613	City National Rochdale Municipal High Income Fund, Service Class	35,303,283
15,007,479	Cohen & Steers Preferred Securities and Income, Class I	211,755,528
4,014,080	Credit Suisse Floating Rate High Income Fund	26,573,208
2,757,552	Deer Park Total Return Credit Fund, Class I	29,533,378
4,867,304	DoubleLine Low Duration Bond Fund	48,088,960
10,323	Fidelity Capital & Income Fund	115,723
4,473,018	Invesco Floating Rate ESG Fund	32,608,301
10,720,966	Invesco Global Strategic Income Fund, Class Y	38,273,850
5,471,270	Invesco High Yield Municipal Fund, Class Y	56,955,923
929,481	Invesco Income Fund, Class Y	7,333,607
10,576,273	Invesco International Bond Fund, Class Y	54,044,758
23,295,103	Invesco Rochester Municipal Opportunities Fund, Class Y	189,855,090
10,741,970	Invesco Senior Floating Rate Fund, Class Y	75,945,731
1,293,163	JPMorgan High Yield Municipal Fund, Class I	15,272,259
11,270	JPMorgan Income Fund, Class I	105,716
4,691,941	Morgan Stanley Global Fixed Income Opportunities, Class I	26,697,143
449,813	Nationwide Amundi Strategic Income Fund, Institutional Service Class	4,664,561
4,252,158	Nuveen High Yield Municipal Bond Fund, Class I	78,579,884
5,988,605	Nuveen Preferred Securities Fund, Class I	105,579,099
1,867,717	Osterweis Strategic Income Fund	21,478,741
3,209	PIMCO Emerging Markets Bond Fund, Institutional Class	32,827
2	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	13
2,575	PIMCO High Yield Municipal Bond Fund, Institutional Class	25,237
12,940,174	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	138,977,469
1	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6
18	PIMCO Long-Term Credit Bond Fund, Institutional Class	299
1,698,955	PIMCO Preferred and Capital Security Fund, Institutional Class	18,637,537
12,218,484	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	126,216,944
4,771,082	Putnam Ultra Short Duration Income Fund, Class	48,044,795
189,310	RiverNorth DoubleLine Strategic Income Fund, ClassI	1,974,499
397,691	Semper MBS Total Return Fund, Institutional Class	3,813,856
6,238,760	Thompson Bond Fund	68,127,261

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 86.9%
	FIXED INCOME – 80.2%
2	Victory Floating Rate Fund, Class Y	$ 16
3	Western Asset Core Plus Bond Fund, Class IS	35
		1,533,146,271

	TOTAL OPEN END FUNDS (Cost $1,629,074,560)	1,662,037,477

	SHORT-TERM INVESTMENT — 5.1%
	MONEY MARKET FUND - 5.1%
98,428,593	First American Government Obligations Fund, Class X, 0.03% (Cost $98,428,593)(a)	98,428,593

	TOTAL INVESTMENTS - 100.1% (Cost $1,885,422,405)	$ 1,915,039,354
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,758,385)
	NET ASSETS - 100.0%	$ 1,913,280,969

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of December 31, 2021.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	FIXED INCOME - 99.9%
72,803	AMG GW&K Municipal Bond Fund, Class I	$ 896,204
1,018,478	AMG GW&K Municipal Enhanced Yield Fund, Class N	10,938,449
2,838,544	BlackRock High Yield Municipal Fund, Institutional Class	30,287,267
3,280,650	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	39,335,000
1,964,650	City National Rochdale Municipal High Income Fund, Service Class	21,827,262
344,101	Franklin Federal Tax-Free Income Fund	4,232,443
2,395	Goldman Sachs High Yield Municipal Fund, Institutional Class	25,602
3,275,594	Invesco AMT-Free Municipal Fund, Class Y	25,844,434
3,307,182	Invesco High Yield Municipal Fund, Class Y	34,427,766
5,988,437	Invesco Rochester Municipal Opportunities Fund, Class Y	48,805,760
2,443,429	Nuveen All-American Municipal Bond Fund	30,176,347
2,111,772	Nuveen High Yield Municipal Bond Fund, Class I	39,025,539
2,088,887	Nuveen Short Duration High Yield Municipal Bond, Class I	22,163,096
1,212	PIMCO High Yield Municipal Bond Fund, Institutional Class	11,880
	TOTAL OPEN END FUNDS (Cost $305,898,986)	307,997,049

	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0% (a)
220	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01% (Cost $220)(b)	220

	TOTAL INVESTMENTS - 99.9% (Cost $305,899,206)	$ 307,997,269
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	247,939
	NET ASSETS - 100.0%	$ 308,245,208

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.1%
	FIXED INCOME - 44.1%
5,790,500	iShares 20+ Year Treasury Bond ETF	$ 858,094,195
	TOTAL EXCHANGE-TRADED FUNDS (Cost $879,275,746)

	OPEN END FUNDS — 45.0%
	FIXED INCOME - 45.0%
455,477	Aberdeen Global High Income Fund, Class I	3,671,142
759,758	American Century High-Yield Fund, Investor Class	4,368,610
24,993,759	BlackRock High Yield Bond Portfolio, Institutional Class	195,951,071
1,483,706	Credit Suisse Strategic Income Fund, Class I	15,000,263
1,116,648	Crossingbridge Low Duration High Yield Fund, Institutional Class	11,350,727
8,769,025	Fidelity Capital & Income Fund	98,300,766
15,267,893	Fidelity High Income Fund	132,677,989
663,441	Frost Credit Fund, Institutional Class	6,660,943
33,943	Goldman Sachs High Yield Fund, Institutional Class	217,913
1,088,235	Harbor High-Yield Bond Fund, Institutional Class	10,784,410
16,096,190	JPMorgan High Yield Fund, Class I	116,697,375
883,236	Manning & Napier High Yield Bond Series, Class Z	7,639,989
4,333	Metropolitan West High Yield Bond Fund, Class I	46,147
3,524,449	Neuberger Berman High Income Bond Fund, Institutional Class	30,733,199
908,501	Nuveen High Yield Income Fund, Class I	17,888,384
12,761,478	Osterweis Strategic Income Fund	146,756,994
1,193,405	Payden High Income Fund, Investor Class	8,198,693
4,115,927	PIMCO High Yield Fund, Institutional Class	37,166,822
404,236	PIMCO High Yield Spectrum Fund, Institutional Class	4,046,402
51,501	Principal Funds Inc - High Income Fund, Institutional Class	374,414
15,152	Putnam High Yield Fund, Class Y	95,910
713,141	RiverPark Strategic Income Fund, Institutional Class	6,660,740
418,532	Touchstone High Yield Fund, Institutional Class	3,561,709
924,413	Virtus Seix High Income Fund, Class I	5,953,218
2,087,866	Western Asset Short Duration High Income Fund, Class I	11,065,688
	TOTAL OPEN END FUNDS (Cost $869,337,760)	875,869,518

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 11.0%
MONEY MARKET FUND - 11.0%
213,287,986	First American Government Obligations Fund, Class X, 0.03% (Cost $213,287,986)(a)	$ 213,287,986

	TOTAL INVESTMENTS - 100.1% (Cost $1,961,901,492)	$ 1,947,251,699
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,893,794)
	NET ASSETS - 100.0%	$ 1,945,357,905

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2021.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 16.1%
	EQUITY - 8.1%
142,700	iShares MSCI USA Min Vol Factor ETF	$ 11,544,430

	FIXED INCOME - 3.1%
30,275	iShares 20+ Year Treasury Bond ETF	4,486,452

	SPECIALTY - 4.9%
274,600	Invesco DB US Dollar Index Bullish Fund(a)	7,037,998

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,009,196)	23,068,880

	OPEN END FUNDS — 78.7%
	ALTERNATIVE - 6.0%
400,437	GuideStone Strategic Alternatives Fund, Institutional Class	4,120,498
428,325	Stone Ridge Diversified Alternatives Fund, Class I	4,441,731
		8,562,229
	EQUITY - 26.9%
149,225	BNY Mellon Institutional S&P 500 Stock Index Fund, Class I	11,442,568
202,224	BNY Mellon International Stock Index, Class I	4,066,732
4,230	Invesco SteelPath MLP Select 40 Fund, Class Y	25,040
1,355,794	JPMorgan Equity Premium Income Fund, Class I	21,638,472
37,288	Morgan Stanley Institutional Fund Inc - Global, Class I	1,379,280
		38,552,092
	FIXED INCOME - 45.8%
1,609,700	Cohen & Steers Low Duration Preferred and Income, Class I	16,000,417
404,041	Franklin Floating Rate Daily Access Fund, Advisor Class	3,179,802
5,482	Invesco High Yield Municipal Fund, Class Y	57,064
3,126,940	Invesco Rochester Municipal Opportunities Fund, Class Y	25,484,561
1,563,540	Invesco Senior Floating Rate Fund, Class Y	11,054,227
8,039	JPMorgan High Yield Municipal Fund	94,943
802,691	Nuveen All-American Municipal Bond Fund, Class I	9,913,232

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 78.7% (Continued)
	FIXED INCOME - 45.8% (Continued)
1,699	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 17,385
		65,801,631

	TOTAL OPEN END FUNDS (Cost $112,368,934)	112,915,952

	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
7,543,696	First American Government Obligations Fund, Class X, 0.03% (Cost $7,543,696)(b)	7,543,696

	TOTAL INVESTMENTS - 100.1% (Cost $142,921,826)	$ 143,528,528
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(190,243)
	NET ASSETS - 100.0%	$ 143,338,285

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.